Boston Common ESG Impact Emerging Markets Fund
SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 93.5%
Communication Services: 8.2%
102,184	Advanced Info Service PLC	$676,586
78,974	Bharti Airtel Ltd.	979,046
34,492	SK Telecom Company Ltd. - ADR	738,129
2,451,693	Telkom Indonesia Persero Tbk PT	628,972
9,050	Tencent Holdings Ltd.	341,682
		3,364,415
Consumer Discretionary: 17.0%
153,315	Alibaba Group Holding Ltd.	1,476,813
21,209	BYD Company Ltd. - Class H	585,043
6,974	Coway Company Ltd.	308,457
48,425	Giant Manufacturing Company Ltd.	289,958
115,824	Lojas Renner SA	415,604
519	MercadoLibre, Inc. [1]	815,629
97,099	Midea Group Company Ltd. - Class A	748,162
9,135	Naspers Ltd. - Class N	1,563,639
20,385	Trip.com Group Ltd. - ADR [1]	734,064
		6,937,369
Consumer Staples: 9.5%
44,715	Clicks Group Ltd.	796,180
42,235	Dabur India Ltd.	282,699
7,609	Dino Polska SA [1]	890,902
293,940	Kimberly-Clark de Mexico - Class A	658,643
1,508	LG Household & Health Care Ltd.	414,227
140,191	Raia Drogasil SA	848,661
		3,891,312
Financials: 17.1%
64,187	Axis Bank Ltd.	849,475
244,554	BDO Unibank, Inc.	576,149
185,107	China Merchants Bank Company Ltd. - Class H	643,900
24,520	HDFC Bank Ltd. - ADR	1,645,537
166,871	Kasikornbank PCL	647,216
11,244	OTP Bank Nyrt	512,191
203,763	Ping An Insurance (Group) Company of China Ltd. - Class H	922,496
3,350,969	PT Bank Rakyat Indonesia (Persero) Tbk.	1,245,448
		7,042,412
Health Care: 7.0%
94,945	Biocon Ltd.	284,679
1,294,949	China Traditional Chinese Medicine Holdings Company Ltd.	651,573
500,125	Hapvida Participacoes e Investimentos SA [1]	457,815
5,682,757	PT Kalbe Farma Tbk.	594,434
13,486	Shenzhen Mindray Bio-Medical Electronics Company Ltd. - Class A	552,991
83,000	Wuxi Biologics Cayman, Inc. [1]	313,927
		2,855,419
Industrials: 9.0%
23,652	AirTAC International Group	777,160
78,825	Shenzhen Inovance Technology Company Ltd. - Class A	702,116
32,100	Sungrow Power Supply Company Ltd. - Class A	396,332
27,287	Voltas Ltd.	320,637
100,939	WEG SA	766,807
440,936	Weichai Power Company Ltd. - Class H	736,648
		3,699,700
Information Technology: 21.6%
970,389	Chinasoft International Ltd.	744,856
107,346	Delta Electronics, Inc.	1,094,761
36,875	Infosys Ltd. - ADR	677,763
22,791	SK Hynix, Inc.	2,487,363
31,024	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,226,495
111,000	Unimicron Technology Corp.	634,198
		8,865,436
Materials: 3.3%
1,304	LG Chem Ltd.	501,549
42,058	Mondi PLC	830,509
		1,332,058
Real Estate: 0.8%
504,856	Growthpoint Properties Ltd. - REIT	322,357
TOTAL COMMON STOCKS (Cost $38,907,441)		38,310,478

PREFERRED STOCKS: 4.4%
Financials: 4.4%
141,415	Itau Unibanco Holding SA - ADR	982,834
26,548	Bancolombia SA - ADR	816,882
		1,799,716
TOTAL PREFERRED STOCKS (Cost $1,498,150)		1,799,716

Shares		Value
SHORT-TERM INVESTMENTS: 1.9%
Money Market Funds: 1.9%
790,343	First American Treasury Obligations Fund - Class X, 5.285% [2]	790,343
Total Money Market Funds: 1.9%		790,343

TOTAL SHORT-TERM INVESTMENTS (Cost $790,343)		790,343

TOTAL INVESTMENTS IN SECURITIES: 99.8% (Cost $41,195,934)		40,900,537
Other Assets in Excess of Liabilities: 0.2%		69,164
TOTAL NET ASSETS: 100.0%		$40,969,701

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
T a

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND

COUNTRY ALLOCATION at December 31, 2023 (Unaudited)

Country Allocation	% of Net Assets [1]
China	21.7%
Taiwan	14.7%
India	12.3%
Republic of Korea	10.9%
Brazil	8.5%
South Africa	6.5%
Indonesia	6.0%
Thailand	3.2%
Poland	2.2%
Uruguay	2.0%
Colombia	2.0%
United Kingdom	2.0%
Mexico	1.6%
Hong Kong	1.6%
Philippines	1.4%
Hungary	1.3%

1 Excludes short-term investments and other assets in excess of liabilities.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Boston Common ESG Impact Emerging Markets Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Boston Common ESG Impact Emerging Markets Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$738,129	$2,626,286	$-	$3,364,415
Consumer Discretionary	1,549,693	5,387,676	-	6,937,369
Consumer Staples	1,454,823	2,436,489	-	3,891,312
Financials	1,645,538	5,396,874	-	7,042,412
Health Care	-	2,855,419	-	2,855,419
Industrials	-	3,699,700	-	3,699,700
Information Technology	3,904,258	4,961,178	-	8,865,436
Materials	-	1,332,058	-	1,332,058
Real Estate	322,357	-	-	322,357
Total Common Stocks	9,614,798	28,695,680	-	38,310,478
Preferred Stocks
Financials	1,799,716	-	-	1,799,716
Total Preferred Stocks	1,799,716	-	-	1,799,716
Short-Term Investments	790,343	-	-	790,343
Total Investments in Securities	$12,204,857	$28,695,680	$-	$40,900,537